Loans Presented by Class on Nonaccrual Status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans on nonaccrual status	$ 15,764	$ 13,515
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans on nonaccrual status	1,344	38
Construction and development
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans on nonaccrual status	0	1,105
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans on nonaccrual status	12,538	11,669
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans on nonaccrual status	24	48
Residential real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans on nonaccrual status	$ 1,858	$ 655